Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

(Separate Account)

Supplement to:

Ameritas Low-Load Variable Universal Life

Prospectus Dated May 1, 2008

Supplement Dated May 1, 2020

1.	Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. (“AIP")*	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio** – AIP*	Index: S&P 500 Index.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP* and Milliman Financial Risk Management, LLC (“Milliman")	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP* and Milliman	Current income.
Calvert Variable Series, Inc.	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
DWS Investments VIT Funds	DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP, Class A – Northern Trust Investments, Inc.	To replicate, as closely as possible, the Russell 2000® Index.
DWS Variable Series I	DWS Investment Management Americas, Inc.
DWS Capital Growth VIP, Class A	Long-term growth of capital.
DWS Variable Series II	DWS Investment Management Americas, Inc.
DWS International Growth VIP, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products ***	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio, Initial Class (1)	Seeks long-term capital appreciation.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP High Income Portfolio, Initial Class (1)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Service Class (1)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (1,2)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,3)	Seeks a high level of current income. The fund may also seek capital appreciation.
Subadvisers: (1) Other investment advisers serve as sub-advisers for the fund, (2) FMR Investment Management (UK) Limited (FMR UK) and (3) FIL Investment Advisors (UK) Limited (FIA(UK)).
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seeks capital growth.

PF 819 5-20

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Invesco V.I. Diversified Dividend Fund, Series I	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Health Care Fund, Series I	Long-term growth of capital.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Technology Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio, Class I	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse 500® Strategy Fund**	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis**.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
FFI Strategies Portfolio – Cadence Capital Management LLC	Long-term capital appreciation.

PF 819 5-20

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Vanguard® Variable Insurance Fund ****

(1)   Wellington Management Company, LLP
(2) The Vanguard Group, Inc.
(3) Hotchkis and Wiley Capital Management, LLC
(4) Lazard Asset Management LLC
(5) Jackson Square Partners, LLC
(6) Schroder Investment Management

North America Inc.
(7) Baillie Gifford Overseas Ltd.

Vanguard® Balanced Portfolio (1)	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® Conservative Allocation Portfolio (2)	Seeks to provide current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3,4)	Seeks to provide long-term capital appreciation and income.
Vanguard® Equity Income Portfolio (1,2)	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard® Equity Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Vanguard® Growth Portfolio (1,5)	Seeks to provide long-term capital appreciation.
Vanguard® High Yield Bond Portfolio (1)	Seeks to provide a high level of current income.
Vanguard® International Portfolio (6,7)	Seeks to provide long-term capital appreciation.
Vanguard® Mid-Cap Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® Moderate Allocation Portfolio (2)	Capital appreciation and a low to moderate level of current income.
Vanguard® Real Estate Index Portfolio (2)	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.
Vanguard® Short-Term Investment-Grade Portfolio (2)	Seeks to provide current income while maintaining limited price volatility.
Vanguard® Total Bond Market Index Portfolio (2)	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® Total Stock Market Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Wells Fargo FundsSM - Variable Trust	Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery FundSM, Class 2 – Wells Capital Management Inc. ("WellsCap")	Long-term capital appreciation.
Wells Fargo VT Opportunity FundSM, Class 2 - WellsCap	Long-term capital appreciation.

*	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
***	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.
****	Vanguard is a trademark of The Vanguard Group, Inc.

PF 819 5-20

2.	The following is added to the first page of your prospectus:

Ameritas and its subsidiaries continuously monitor their various businesses, internal and external operations, the financial services industry as a whole, and the effects of various external events on our businesses. In response to the current COVID-19 pandemic, we have taken additional steps to continuously provide service to our policy owners. We continuously monitor the life insurance company’s investments, and are keeping abreast of developing strategies, in order to ensure that we maintain our financial strength during this unprecedented time of general uncertainty due to the pandemic.

3.     The instructions for electing to receive communications electronically, on page one of your prospectus, are replaced with the following:

You may elect to receive shareholder reports and other communications from us electronically by:

1.       Calling our Customer Service Center at 800-255-9678, or

2.       Visiting ameritasdirect.com and following these instructions:

•	Click on Account Access.
•	Select the appropriate type of Sign In and enter your login information.
•	Click on your variable policy number, then the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	First time users select Register and follow the simple registration prompts. You will need your policy number and Social Security Number or tax identification number and date of birth.

4.     In the section titled Life Insurance Qualification; Tax Treatment of Death Benefit, the first and second bullet points are revised as follows:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit generally should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance or if the policy is transferred for value, particularly in a reportable policy sale. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

5.	In the section titled Distributions from Policies Not Classified as Modified Endowment Contracts, the first sentence of the third paragraph is revised as follows:

Distributions (including upon surrender and partial withdrawals) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule.

All other provisions remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 819 5-20